Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consist of the following:

	December 31, 2025	December 31, 2024

Copyrights	$2,666	$2,554
Patents	-	6,507
Trademarks	21,164	20,276
Software	60,095	57,575
Less: Accumulated amortization	25,957	17,072
Subtotal	57,968	69,840
Less: Intangible assets, net from discontinued operations	-	6,507
Intangible assets, net	$57,968	$63,333